COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Contracts costs incurred plus estimated earnings	$ 1,120,282	$ 954,786
Less: Progress billings	(915,346)	(783,845)
Cost and estimated earnings in excess of billings	204,936	170,941
Less: Allowance for doubtful accounts	(6,981)	(9,929)	$ (8,660)	$ (6,383)
Cost and estimated earnings in excess of billings, Total	$ 197,955	$ 161,012